Statements Of Cash Flows (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities
Net income for the period	$ 6,645	$ 4,366
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion and amortization	2,275	2,042
Dry hole costs	325	348
Equity in the results of non-consolidated companies	(215)	12
Exchange variation, monetary and financial charges	196	941
Deferred income taxes	1,319	(216)
Other	557	633
Working capital adjustments
Increase in accounts receivable, net	(484)	(1,112)
Increase in inventories	(2,475)	(432)
Increase (decrease) in advances to suppliers	(11)	63
Increase(decrease) in liabilities
Increase (decrease) in supliers	1,300	(699)
Increase in contingencies	4	558
Decrease in taxes payable, net of recoverable taxes	(118)	(526)
Other	(297)	(505)
Net cash provided by operating activities	9,021	5,473
Cash flows from investing activities
Additions to property, plant and equipment	(9,924)	(9,783)
Marketable securities and other investments activities	2,886	(56)
Net cash used in investing activities	(7,038)	(9,839)
Cash flows from financing activities
Proceeds from issuance and draw-down of short-term and long-term debt	9,148	5,570
Principal payments of short-term and long-term debt	(2,249)	(2,429)
Dividends and interest on shareholders equity paid to shareholders and minority interest	(1,035)	(13)
Net cash provided by (used in) financing activities	5,864	3,128
Increase (decrease) in cash and cash equivalents	7,847	(1,238)
Effect of exchange rate changes on cash and cash equivalents	518	(317)
Cash and cash equivalents at beginning of period	17,633	16,169
Cash and cash equivalents at the end of the period	25,998	14,614
Cash paid during the period for
Interest, net of amount capitalized	1,027	75
Income taxes	352	763
Withholding income tax on financial investments	573	414
Cash paid during the period for	1,952	1,252
Non-cash investing and financing transactions during the year
Recognition of asset retirement obligation - ASC Topic 410-20	0	36
Acquisitition of property, plant and equipment on credit	47	27
Total of non-cash investing and financing transactions during the year	$ 47	$ 63